Loans Payable (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Schedule of loans payable
Short term portion	$ 34,552	$ 280,782
Long term portion	142,502	177,053
Total	177,054	457,835
Los Alamos County project participation loan [Member]
Schedule of loans payable
Short term portion	34,552	32,870
Long term portion	142,502	177,053
Los Alamos Bank Term loan [Member]
Schedule of loans payable
Short term portion		$ 247,912